Term Deposits (Tables)	12 Months Ended
Mar. 31, 2019
Term Deposit [Abstract]
Schedule of Term Deposits
	As at March 31
Particulars	2018	2019
Term deposits	202,335	134,133
Total	202,335	134,133
Non-current	165	139
Current	202,170	133,994
Total	202,335	134,133